Borrowings	6 Months Ended
Dec. 31, 2021
Borrowings
Borrowings

26         Borrowings

	31 December	30 June	31 December
	2021	2021	2020
	£’000	£’000	£’000
Senior secured notes	312,318	304,474	308,388
Secured term loan facility	164,734	160,575	162,638
Revolving credit facilities	100,000	60,000	60,000
Accrued interest on senior secured notes and revolving credit facilities	5,185	5,187	5,114
	582,237	530,236	536,140
Less: non-current portion
Senior secured notes	312,318	304,474	308,388
Secured term loan facility	164,734	160,575	162,638
Non-current borrowings	477,052	465,049	471,026
Current borrowings	105,185	65,187	65,114

The senior secured notes of £312,318,000 (30 June 2021: £304,474,000; 31 December 2020: £308,388,000) is stated net of unamortized issue costs amounting to £2,823,000 (30 June 2021: £3,050,000; 31 December 2020: £2,853,000). The outstanding principal amount of the senior secured notes is $425,000,000 (30 June 2021: $425,000,000; 31 December 2020: $425,000,000). The senior secured notes have a fixed coupon rate of 3.79% per annum and interest is paid semi-annually. The senior secured notes mature on 25 June 2027.

The senior secured notes were issued by our wholly-owned subsidiary, Manchester United Football Club Limited, and are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited and MU Finance Limited and are secured against substantially all of the assets of those entities and Manchester United Football Club Limited. These entities are wholly-owned subsidiaries of Manchester United plc.

The secured term loan facility of £164,734,000 (30 June 2021: £160,575,000; 31 December 2020: £162,638,000) is stated net of unamortized issue costs amounting to £2,107,000 (30 June 2021: £2,233,000; 31 December 2020: £2,138,000). The outstanding principal amount of the secured term loan facility is $225,000,000 (30 June 2021: $225,000,000; 31 December 2020: $225,000,000). The secured term loan facility attracts interest of US dollar LIBOR plus an applicable margin of between 1.25% and 1.75% per annum and interest is paid monthly. The remaining balance of the secured term loan facility is repayable on 6 August 2029, although the Group has the option to repay the secured term loan facility at any time before then.

The secured term loan facility was provided to our wholly-owned subsidiary, Manchester United Football Club Limited, and is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and is secured against substantially all of the assets of each of those entities. These entities are wholly-owned subsidiaries of Manchester United plc.

26         Borrowings (continued)

The Group also has £100,000,000 (30 June 2021: £60,000,000; 31 December 2020: £60,000,000) in outstanding loans and £100,000,000 (30 June 2021: £140,000,000; 31 December 2020: £140,000,000) in borrowing capacity under our revolving facilities. £150,000,000 of the facilities terminate on 4 April 2025 and the remainder terminates on 4 July 2025.

The Group has complied with all covenants under its revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes during the 2021 and 2020 reporting period.